Subsequent events	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Subsequent events

Note 17 – Subsequent events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date of this audit report. No other events require adjustment to or disclosure in the consolidated financial statements other than the following:

On September 23, 2025, the Company’s shareholders resolved to amend and reclassify the authorized share capital such that the authorized share capital of the Company is US$250,000 divided into (a) 94,000,000 Class A ordinary shares of par value US$0.0025 each and (b) 6,000,000 Class B ordinary shares of par value US$0.0025 each.

On December 1, 2025, the Company established a wholly owned subsidiary, Shaowu Fuluoneng Energy Technology Co., Ltd. (“Shaowu”), a limited liability company incorporated in the People’s Republic of China, with registered capital of RMB 10,000,000 (approximately $1.4 million). Shaowu is engaged in the gasification of organic waste to produce hydrogen-rich syngas and the supply of clean steam through combustion.

On December 8, 2025, the Company entered into share subscription agreements to sell up to 2,000,000 Class A ordinary shares at $0.50 per share in private placements. As of January 5, 2026, 1,200,000 shares have been issued, and the Company had received the gross proceed of $600,000, with the remaining subscriptions expected to close by the end of 2026. The subscription agreements contain customary restrictions, including a six-month lock-up on resales. The subscription agreements are not registered under the U.S. Securities Act and contain other customary terms and conditions.

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Subsequent events

Note 18 – Subsequent events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date of this audit report. No other events require adjustment to or disclosure in the consolidated financial statements other than the following:

On February 13, 2025, the Board of Directors of the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which became effective on the same date. The 2025 Plan authorizes the issuance of up to 1,500,000 Class A ordinary shares and is intended to provide equity-based compensation to employees, directors, and consultants of the Company and its affiliates. Awards under the 2025 Plan may include non-qualified stock options, incentive stock options, restricted stock awards, and unrestricted stock awards. As of the date of the issuance of these consolidated financial statements 1,500,000 Class A ordinary shares have been issued to one employee and two consultants as equity-based compensation.

In February 2025, HZ CDT entered into a long-term loan agreement with Zhejiang Changxing Rural Commercial Bank Co., Ltd. for an amount of RMB 500,000, with an interest rate of 4.9% per annum due in February 2027.

In February 2025, SZ CDT entered into a short-term loan agreement with China Bank of Communication for an amount of RMB 5,000,000, with an interest rate of 4.2% per annum due in January 2026.